Commitments and Contingencies - 3G and 4G License - Additional Information (Detail) - EUR (€) € in Thousands	Apr. 01, 2016	Apr. 30, 2009
Turkcell 4.5G license [member]
Disclosure of commitments and contingencies [line items]
License agreement term	13 years
Turkcell 3G license [member]
Disclosure of commitments and contingencies [line items]
License fee		€ 358,000
License agreement term		20 years